Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2026
LDE-NPRT3-0726
1.9887646.107
Non-Convertible Corporate Bonds - 86.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 9.2%
Financials - 8.6%
Banks - 7.0%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.59%, 4.2279% 12/8/2028 (b)(c)(d)	3,245,000	3,255,579
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.2969% 7/16/2027 (b)(c)(d)	9,825,000	9,856,928
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.3179% 12/8/2030 (b)(c)(d)	6,460,000	6,489,440
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 4.4227% 1/18/2027 (b)(c)(d)	5,300,000	5,318,112
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 4.4842% 12/16/2029 (b)(c)(d)	6,990,000	7,066,837
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.0372% 11/27/2026 (b)(c)(d)	6,050,000	6,054,115
Commonwealth Bank of Australia U.S. SOFR Index + 0.64%, 4.2742% 3/14/2028 (b)(c)(d)	12,055,000	12,103,553
Commonwealth Bank of Australia U.S. SOFR Index + 0.78%, 4.4056% 10/1/2030 (b)(c)(d)	3,605,000	3,629,380
Commonwealth Bank of Australia U.S. SOFR Index + 0.81%, 4.4442% 3/14/2030 (b)(c)(d)	10,450,000	10,533,322
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 4.6042% 3/14/2027 (b)(c)(d)	800,000	803,567
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 4.1386% 3/6/2028 (b)(c)(d)	3,600,000	3,604,416
National Australia Bank Ltd U.S. SOFR Index + 0.6%, 4.2034% 10/26/2027 (b)(c)(d)	2,900,000	2,907,979
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 4.2556% 6/11/2027 (b)(c)(d)	7,368,000	7,379,240
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.2847% 6/13/2028 (b)(c)(d)	11,114,000	11,158,180
National Australia Bank Ltd U.S. SOFR Index + 0.68%, 4.2975% 1/13/2031 (b)(c)(d)	7,450,000	7,478,545
National Australia Bank Ltd U.S. SOFR Index + 0.79%, 4.4081% 1/14/2030 (b)(c)(d)	140,000	141,074
Westpac Banking Corp U.S. SOFR Index + 0.5%, 4.1386% 3/6/2028 (b)(c)(d)	4,755,000	4,761,224
Westpac Banking Corp U.S. SOFR Index + 0.81%, 4.4269% 4/16/2029 (c)(d)	5,318,000	5,356,735
Westpac Banking Corp U.S. SOFR Index + 0.82%, 4.4456% 7/1/2030 (c)(d)	4,360,000	4,400,215
		112,298,441
Capital Markets - 1.6%
Macquarie Bank Ltd U.S. SOFR Index + 0.74%, 4.3751% 6/12/2028 (b)(c)(d)	9,548,000	9,592,074
Macquarie Bank Ltd U.S. SOFR Index + 0.92%, 4.5452% 7/2/2027 (b)(c)(d)	11,245,000	11,304,040
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 4.8379% 12/7/2026 (b)(c)(d)	700,000	703,122
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 4.5497% 9/23/2027 (b)(c)(d)	5,080,000	5,086,478
		26,685,714
TOTAL FINANCIALS		138,984,155
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3756% 10/1/2026 (b)(c)(d)	3,225,000	3,228,748
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 4.6838% 4/4/2027 (b)(c)(d)(e)	2,350,000	2,358,715
Rio Tinto Finance USA PLC U.S. SOFR Averages Index + 0.84%, 4.4742% 3/14/2028 (c)(d)	4,169,000	4,193,827
TOTAL MATERIALS		9,781,290
TOTAL AUSTRALIA		148,765,445
CANADA - 8.4%
Financials - 8.4%
Banks - 8.4%
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 4.4009% 6/4/2027 (c)(d)	9,884,000	9,919,778
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5172% 9/10/2027 (c)(d)	3,305,000	3,309,451
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 4.7956% 12/11/2026 (c)(d)	8,023,000	8,060,827
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 4.9697% 6/5/2026 (c)(d)	1,200,000	1,200,143
Bank of Montreal U.S. SOFR Index + 0.62%, 4.2369% 1/13/2028 (c)(d)	3,300,000	3,305,742
Bank of Montreal U.S. SOFR Index + 0.86%, 4.4634% 1/27/2029 (c)(d)	4,675,000	4,688,558
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 4.6703% 8/1/2029 (c)(d)	3,939,000	3,980,239
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	450,000	450,890
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 4.4493% 2/14/2029 (c)(d)	3,415,000	3,424,819
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 4.6379% 9/8/2028 (c)(d)	10,624,000	10,676,908
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.8%, 4.3949% 1/29/2030 (c)(d)	2,000,000	1,999,337
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 4.5656% 9/11/2027 (c)(d)	1,483,000	1,484,781
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 4.3375% 1/13/2028 (c)(d)	2,350,000	2,352,647
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	3,625,000	3,634,937
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 4.5676% 6/28/2027 (c)(d)	2,750,000	2,767,255
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.03%, 4.6576% 3/30/2029 (c)(d)	4,580,000	4,604,778
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 4.8452% 10/2/2026 (c)(d)	2,000,000	2,006,652
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 4.6552% 7/2/2027 (c)(d)	2,644,000	2,645,446
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 4.1786% 11/2/2026 (c)(d)	1,222,000	1,223,622
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 4.3209% 1/21/2027 (c)(d)	4,900,000	4,912,335
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3327% 10/18/2027 (c)(d)	6,590,000	6,589,418
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 4.3958% 7/23/2027 (c)(d)	4,823,000	4,826,231
Royal Bank of Canada U.S. SOFR Averages Index + 0.83%, 4.4347% 1/24/2029 (c)(d)	1,830,000	1,834,720
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 4.4727% 10/18/2028 (c)(d)	8,929,000	8,955,037
Royal Bank of Canada U.S. SOFR Averages Index + 0.88%, 4.4577% 8/6/2029 (c)(d)	6,794,000	6,815,094
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 4.5627% 1/19/2027 (c)(d)	3,300,000	3,314,206
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 4.6186% 2/4/2031 (c)(d)	350,000	351,558
Toronto Dominion Bank U.S. SOFR Index + 0.58%, 4.1975% 1/13/2028 (c)(d)	3,370,000	3,373,202
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 4.353% 4/5/2027 (c)(d)	6,271,000	6,287,912
Toronto Dominion Bank U.S. SOFR Index + 0.75%, 4.3675% 10/13/2028 (c)(d)	1,580,000	1,581,646
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 4.4123% 1/31/2028 (c)(d)	10,275,000	10,333,054
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 4.6636% 12/17/2029 (c)(d)	4,550,000	4,592,237

TOTAL CANADA		135,503,460
FINLAND - 0.8%
Financials - 0.8%
Banks - 0.8%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3336% 3/17/2028 (b)(c)(d)	4,500,000	4,519,629
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.3705% 3/19/2027 (b)(c)(d)	3,600,000	3,611,439
Nordea Bank Abp U.S. SOFR Index + 0.83%, 4.4602% 8/28/2030 (b)(c)(d)	1,500,000	1,503,524
Nordea Bank Abp U.S. SOFR Index + 1.02%, 4.6572% 9/10/2029 (b)(c)(d)	2,950,000	2,990,051

TOTAL FINLAND		12,624,643
FRANCE - 2.7%
Financials - 2.7%
Banks - 2.7%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 4.6235% 2/16/2028 (b)(c)(d)	5,425,000	5,456,253
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.23%, 4.8368% 1/22/2030 (b)(c)(d)	1,625,000	1,644,252
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 5.0175% 7/13/2026 (b)(c)(d)	800,000	801,068
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 4.6069% 10/16/2028 (b)(c)(d)	4,040,000	4,062,048
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 4.7358% 1/23/2027 (b)(c)(d)	1,660,000	1,669,163
BNP Paribas SA U.S. SOFR Index + 1.43%, 5.0399% 5/9/2029 (b)(c)(d)	2,551,000	2,570,610
BPCE SA U.S. SOFR Averages Index + 1.98%, 5.5927% 10/19/2027 (b)(c)(d)	900,000	904,746
Credit Agricole SA U.S. SOFR Index + 0.87%, 4.5056% 3/11/2027 (b)(c)(d)	3,000,000	3,012,298
Credit Agricole SA U.S. SOFR Index + 1.13%, 4.7477% 1/9/2029 (b)(c)(d)	1,840,000	1,851,610
Credit Agricole SA U.S. SOFR Index + 1.21%, 4.8456% 9/11/2028 (b)(c)(d)	7,073,000	7,109,415
Societe Generale SA U.S. SOFR Index + 1.096%, 4.7135% 4/12/2030 (b)(c)(d)	4,000,000	4,004,302
Societe Generale SA U.S. SOFR Index + 1.41%, 5.0275% 4/13/2029 (b)(c)(d)	2,500,000	2,517,357
Societe Generale SA U.S. SOFR Index + 1.42%, 4.9797% 5/22/2029 (b)(c)(d)	1,300,000	1,308,654
Societe Generale SA U.S. SOFR Index + 1.66%, 5.2727% 1/19/2028 (b)(c)(d)	6,475,000	6,516,324

TOTAL FRANCE		43,428,100
GERMANY - 2.2%
Consumer Discretionary - 1.5%
Automobiles - 1.5%
BMW US Capital LLC U.S. SOFR Averages Index + 0.78%, 4.4105% 3/19/2027 (b)(c)(d)	500,000	501,625
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 4.5497% 3/21/2028 (b)(c)(d)	6,145,000	6,174,215
BMW US Capital LLC U.S. SOFR Index + 0.71%, 4.2805% 8/11/2027 (b)(c)(d)(e)	1,155,000	1,157,985
BMW US Capital LLC U.S. SOFR Index + 0.79%, 4.4205% 3/17/2028 (b)(c)(d)	3,150,000	3,157,566
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4056% 4/1/2027 (b)(c)(d)	8,969,000	8,994,983
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 4.4062% 11/15/2027 (b)(c)(d)	3,950,000	3,962,358
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 4.5569% 3/31/2028 (b)(c)(d)	1,125,000	1,128,490
TOTAL CONSUMER DISCRETIONARY		25,077,222
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 4.8273% 1/10/2029 (c)(d)(e)	4,150,000	4,166,950
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 4.7725% 11/16/2027 (c)(d)	1,125,000	1,126,942
Siemens Funding BV U.S. SOFR Index + 0.64%, 4.2079% 5/26/2028 (b)(c)(d)	1,415,000	1,420,070
TOTAL FINANCIALS		6,713,962
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.84%, 4.4575% 1/13/2028 (b)(c)(d)	1,975,000	1,976,594
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 4.5926% 9/25/2027 (b)(c)(d)	2,150,000	2,155,248
TOTAL INDUSTRIALS		4,131,842
TOTAL GERMANY		35,923,026
JAPAN - 3.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp U.S. SOFR Index + 1.31%, 4.931% 7/16/2030 (b)(c)(d)	4,682,000	4,779,900
Financials - 3.5%
Banks - 3.3%
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.13%, 4.7704% 9/12/2031 (c)(d)	2,300,000	2,317,213
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.48%, 5.0946% 4/24/2031 (c)(d)	1,720,000	1,755,845
Mizuho Bank Ltd U.S. SOFR Index + 0.8%, 4.4169% 4/16/2029 (b)(c)(d)	2,200,000	2,213,816
Mizuho Bank Ltd U.S. SOFR Index + 1.05%, 4.6669% 4/16/2031 (b)(c)(d)	5,500,000	5,592,787
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 4.501% 1/14/2027 (c)(d)	2,548,000	2,556,642
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.05%, 4.6706% 4/15/2030 (c)(d)	7,500,000	7,545,300
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 4.7964% 7/9/2029 (c)(d)	4,175,000	4,209,076
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.71%, 4.3497% 3/5/2029 (b)(c)(d)	3,000,000	3,004,781
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.75%, 4.3911% 9/11/2028 (b)(c)(d)	5,400,000	5,406,944
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.89%, 4.5297% 3/5/2031 (b)(c)(d)	3,000,000	3,021,267
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 4.6222% 9/10/2027 (b)(c)(d)	9,815,000	9,880,385
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.99%, 4.6297% 3/13/2030 (b)(c)(d)	5,180,000	5,229,387
		52,733,443
Capital Markets - 0.2%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 4.8808% 7/2/2027 (c)(d)	3,510,000	3,533,276
TOTAL FINANCIALS		56,266,719
TOTAL JAPAN		61,046,619
NETHERLANDS - 3.2%
Financials - 3.2%
Banks - 3.2%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 4.6432% 12/3/2028 (b)(c)(d)	7,300,000	7,325,722
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4119% 9/18/2027 (b)(c)(d)	4,700,000	4,719,018
Cooperatieve Rabobank UA/NY 4.2056% 10/17/2028 (d)	2,490,000	2,498,033
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.65%, 4.2756% 4/1/2029 (c)(d)(e)	4,525,000	4,537,167
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 4.3497% 3/5/2027 (c)(d)	8,950,000	8,977,102
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 4.5056% 10/17/2029 (c)(d)	2,900,000	2,927,681
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0281% 1/14/2028 (c)(d)(e)	13,282,000	13,284,111
ING Groep NV U.S. SOFR Averages Index + 1.01%, 4.6388% 3/25/2029 (c)(d)	5,350,000	5,365,141
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.1956% 9/11/2027 (c)(d)	2,500,000	2,507,575

TOTAL NETHERLANDS		52,141,550
NEW ZEALAND - 1.0%
Financials - 1.0%
Banks - 1.0%
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.61%, 4.2168% 1/22/2029 (b)(c)(d)	3,151,000	3,150,064
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.75%, 4.3568% 1/22/2031 (b)(c)(d)	4,710,000	4,722,011
ASB Bank Ltd U.S. SOFR Index + 0.9%, 4.4949% 10/29/2030 (b)(c)(d)	2,175,000	2,191,726
Bank of New Zealand U.S. SOFR Index + 0.81%, 4.4116% 1/27/2027 (b)(c)(d)	350,000	351,391
Westpac New Zealand Ltd U.S. SOFR Index + 0.75%, 4.3423% 1/30/2031 (b)(c)(d)	6,340,000	6,353,314

TOTAL NEW ZEALAND		16,768,506
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA U.S. SOFR Index + 1.06%, 4.643% 11/5/2030 (b)(c)(d)	2,744,000	2,770,544
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
Banco Bilbao Vizcaya Argentaria SA U.S. SOFR Index + 0.88%, 4.5304% 3/3/2029 (c)(d)	3,600,000	3,602,844
Banco Santander SA U.S. SOFR Index + 0.99%, 4.6106% 4/15/2029 (c)(d)	2,717,000	2,723,240
Banco Santander SA U.S. SOFR Index + 1.12%, 4.7406% 7/15/2028 (c)(d)	10,430,000	10,495,784
Banco Santander SA U.S. SOFR Index + 1.38%, 5.0182% 3/14/2028 (c)(d)	5,825,000	5,853,738

TOTAL SPAIN		22,675,606
SWEDEN - 0.8%
Financials - 0.8%
Banks - 0.8%
Skandinaviska Enskilda Banken AB U.S. SOFR Averages Index + 1.06%, 4.7032% 9/3/2030 (b)(c)(d)	3,500,000	3,517,058
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 4.5297% 3/5/2027 (b)(c)(d)	1,700,000	1,706,688
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 4.2902% 5/28/2027 (b)(c)(d)	2,030,000	2,036,252
Svenska Handelsbanken AB U.S. SOFR Index + 0.74%, 4.3079% 5/23/2028 (b)(c)(d)	3,500,000	3,516,287
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 4.8842% 6/15/2026 (b)(c)(d)	500,000	500,200
Swedbank AB U.S. SOFR Index + 1.03%, 4.5824% 11/20/2029 (b)(c)(d)	2,150,000	2,174,162

TOTAL SWEDEN		13,450,647
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG U.S. SOFR Index + 0.84%, 4.4697% 12/23/2029 (b)(c)(d)	10,170,000	10,164,664
UNITED KINGDOM - 6.8%
Financials - 6.5%
Banks - 6.2%
Barclays PLC U.S. SOFR Index + 0.93%, 4.4979% 5/24/2030 (c)(d)	3,000,000	2,998,146
Barclays PLC U.S. SOFR Index + 1.08%, 4.6505% 11/11/2029 (c)(d)	1,600,000	1,607,329
Barclays PLC U.S. SOFR Index + 1.49%, 5.1251% 3/12/2028 (c)(d)	4,995,000	5,028,222
Barclays PLC U.S. SOFR Index + 1.88%, 5.5147% 9/13/2027 (c)(d)	1,645,000	1,651,004
HSBC Holdings PLC U.S. SOFR Index + 1.04%, 4.5872% 11/19/2028 (c)(d)	315,000	316,711
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 4.8365% 11/19/2030 (c)(d)	2,910,000	2,943,123
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 4.9417% 3/3/2031 (c)(d)	9,520,000	9,622,530
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.1357% 8/14/2027 (c)(d)	4,870,000	4,882,759
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.1388% 5/13/2031 (c)(d)	7,200,000	7,360,056
Lloyds Banking Group PLC U.S. SOFR Averages Index + 0.77%, 4.3405% 2/10/2030 (c)(d)	2,030,000	2,024,884
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.573% 11/26/2028 (c)(d)	9,245,000	9,290,355
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.6997% 6/13/2029 (c)(d)	3,000,000	3,018,854
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.1495% 8/7/2027 (c)(d)	3,657,000	3,664,917
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.2089% 1/5/2028 (c)(d)	3,440,000	3,461,230
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.6679% 5/23/2029 (c)(d)	1,500,000	1,507,422
NatWest Group PLC U.S. SOFR Index + 1.25%, 4.9032% 3/1/2028 (c)(d)	3,450,000	3,467,488
NatWest Group PLC U.S. SOFR Index + 1.3%, 4.8629% 11/15/2028 (c)(d)	3,000,000	3,026,209
NatWest Markets PLC U.S. SOFR Index + 0.8%, 4.3777% 11/6/2028 (b)(c)(d)	3,750,000	3,755,867
NatWest Markets PLC U.S. SOFR Index + 0.9%, 4.4535% 5/17/2027 (b)(c)(d)	1,948,000	1,956,884
NatWest Markets PLC U.S. SOFR Index + 0.95%, 4.5797% 3/21/2028 (b)(c)(d)	5,087,000	5,109,274
NatWest Markets PLC U.S. SOFR Index + 1.14%, 4.6935% 5/17/2029 (b)(c)(d)	1,000,000	1,008,272
NatWest Markets PLC U.S. SOFR Index + 1.19%, 4.8197% 3/21/2030 (b)(c)(d)	4,200,000	4,240,986
Santander UK Group Holdings PLC 4.6997% 9/22/2029 (d)	1,090,000	1,092,927
Standard Chartered PLC U.S. SOFR Index + 0.92%, 4.5375% 1/13/2030 (b)(c)(d)	2,740,000	2,739,863
Standard Chartered PLC U.S. SOFR Index + 1.17%, 4.7293% 5/14/2028 (b)(c)(d)	6,040,000	6,067,262
Standard Chartered PLC U.S. SOFR Index + 1.68%, 5.242% 5/13/2031 (b)(c)(d)	1,100,000	1,128,094
Standard Chartered PLC U.S. SOFR Index + 1.93%, 5.5498% 7/6/2027 (b)(c)(d)	5,435,000	5,442,085
Standard Chartered PLC U.S. SOFR Index + 2.03%, 5.6026% 2/8/2028 (b)(c)(d)	1,600,000	1,615,228
		100,027,981
Financial Services - 0.3%
Nationwide Building Society U.S. SOFR Index + 1.01%, 4.6376% 9/30/2030 (b)(c)(d)	2,110,000	2,116,610
Nationwide Building Society U.S. SOFR Index + 1.07%, 4.6881% 7/14/2029 (b)(c)(d)	2,000,000	2,008,996
Nationwide Building Society U.S. SOFR Index + 1.29%, 4.8435% 2/16/2028 (b)(c)(d)	1,450,000	1,456,984
		5,582,590
TOTAL FINANCIALS		105,610,571
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1351% 3/12/2027 (c)(d)	4,194,000	4,201,553
TOTAL UNITED KINGDOM		109,812,124
UNITED STATES - 45.2%
Communication Services - 0.5%
Entertainment - 0.3%
Walt Disney Co/The U.S. SOFR Averages Index + 0.47%, 4.1229% 3/14/2029 (c)(d)	4,890,000	4,891,562
Interactive Media & Services - 0.2%
Alphabet Inc U.S. SOFR Index + 0.52%, 4.0762% 11/15/2028 (c)(d)	3,140,000	3,152,732
TOTAL COMMUNICATION SERVICES		8,044,294
Consumer Discretionary - 5.4%
Automobiles - 4.6%
American Honda Finance Corp U.S. SOFR Index + 0.62%, 4.2558% 12/11/2026 (c)(d)	12,178,000	12,188,116
American Honda Finance Corp U.S. SOFR Index + 0.71%, 4.3277% 7/9/2027 (c)(d)	4,734,000	4,734,001
American Honda Finance Corp U.S. SOFR Index + 0.72%, 4.3268% 10/22/2027 (c)(d)	700,000	700,018
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.292% 8/13/2027 (c)(d)	3,600,000	3,604,345
American Honda Finance Corp U.S. SOFR Index + 0.77%, 4.4051% 3/12/2027 (c)(d)	3,231,000	3,237,452
American Honda Finance Corp U.S. SOFR Index + 0.82%, 4.4633% 3/3/2028 (c)(d)	5,300,000	5,306,319
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.4877% 7/9/2027 (c)(d)	3,159,000	3,168,105
American Honda Finance Corp U.S. SOFR Index + 0.9%, 4.5435% 9/1/2028 (c)(d)	6,750,000	6,759,919
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 4.793% 4/4/2028 (c)(d)	4,402,000	4,414,090
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 4.6079% 2/26/2027 (c)(d)	5,060,000	5,072,107
Hyundai Capital America U.S. SOFR Index + 0.92%, 4.5398% 1/7/2028 (b)(c)(d)	3,650,000	3,656,279
Hyundai Capital America U.S. SOFR Index + 1.03%, 4.6595% 9/24/2027 (b)(c)(d)	550,000	551,786
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.6695% 6/24/2027 (b)(c)(d)	5,365,000	5,383,428
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.6705% 3/19/2027 (b)(c)(d)	3,300,000	3,311,598
Hyundai Capital America U.S. SOFR Index + 1.07%, 4.6887% 1/8/2031 (b)(c)(d)	2,100,000	2,104,413
Hyundai Capital America U.S. SOFR Index + 1.07%, 4.7019% 9/18/2028 (b)(c)(d)	250,000	251,053
Hyundai Capital America U.S. SOFR Index + 1.3%, 4.9319% 9/18/2030 (b)(c)(d)	2,350,000	2,376,845
Hyundai Capital America U.S. SOFR Index + 1.35%, 4.9782% 3/27/2030 (b)(c)(d)	5,620,000	5,679,310
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.1196% 1/8/2027 (b)(c)(d)(e)	1,965,000	1,975,991
		74,475,175
Broadline Retail - 0.8%
Amazon.com Inc 4.0744% 3/13/2028 (d)	2,500,000	2,503,171
Amazon.com Inc 4.2247% 3/13/2029 (d)	9,754,000	9,788,139
		12,291,310
TOTAL CONSUMER DISCRETIONARY		86,766,485
Consumer Staples - 1.9%
Beverages - 0.7%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.1362% 11/15/2026 (c)(d)	7,422,000	7,423,536
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.1135% 2/16/2027 (c)(d)	4,000,000	4,007,180
		11,430,716
Consumer Staples Distribution & Retail - 0.7%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	11,700,000	11,728,548
Food Products - 0.2%
Cargill Inc U.S. SOFR Index + 0.61%, 4.1805% 2/11/2028 (b)(c)(d)	2,520,000	2,524,203
Tobacco - 0.3%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.2634% 10/27/2028 (c)(d)	2,640,000	2,647,140
Philip Morris International Inc U.S. SOFR Index + 0.83%, 4.426% 4/28/2028 (c)(d)	2,764,000	2,781,397
		5,428,537
TOTAL CONSUMER STAPLES		31,112,004
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 3.9279% 2/26/2027 (c)(d)	3,478,000	3,481,281
Chevron USA Inc U.S. SOFR Averages Index + 0.47%, 4.0379% 2/26/2028 (c)(d)(e)	6,462,000	6,479,952
Chevron USA Inc U.S. SOFR Index + 0.57%, 4.132% 8/13/2028 (c)(d)(e)	4,348,000	4,364,730
Chevron USA Inc U.S. SOFR Index + 0.82%, 4.4376% 10/15/2030 (c)(d)	1,100,000	1,111,295
Shell Finance US Inc U.S. SOFR Index + 0.78%, 4.3577% 11/6/2030 (c)(d)(e)	2,098,000	2,104,159
TOTAL ENERGY		17,541,417
Financials - 29.3%
Banks - 12.4%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 4.6956% 9/15/2026 (c)(d)	206,000	206,231
Bank of America Corp U.S. SOFR Index + 0.83%, 4.4349% 1/24/2029 (c)(d)(e)	7,439,000	7,460,051
Bank of America Corp U.S. SOFR Index + 0.88%, 4.4864% 4/23/2030 (c)(d)	3,500,000	3,502,209
Bank of America Corp U.S. SOFR Index + 0.97%, 4.5776% 7/22/2027 (c)(d)	3,152,000	3,154,408
Bank of America Corp U.S. SOFR Index + 1.01%, 4.6149% 1/24/2031 (c)(d)(e)	647,000	649,971
Bank of America Corp U.S. SOFR Index + 1.05%, 4.6386% 2/4/2028 (c)(d)	4,950,000	4,967,719
Bank of America Corp U.S. SOFR Index + 1.11%, 4.6843% 5/9/2029 (c)(d)(e)	5,805,000	5,857,709
Bank of America Corp U.S. SOFR Index + 1.35%, 4.9827% 9/15/2027 (c)(d)	4,551,000	4,562,248
Citibank NA U.S. SOFR Averages Index + 1.06%, 4.7009% 12/4/2026 (c)(d)	2,000,000	2,006,332
Citibank NA U.S. SOFR Index + 0.712%, 4.2646% 11/19/2027 (c)(d)	8,720,000	8,730,516
Citibank NA U.S. SOFR Index + 0.781%, 4.401% 5/29/2027 (c)(d)	11,947,000	11,984,394
Citibank NA U.S. SOFR Index + 1.117%, 4.737% 5/29/2030 (c)(d)	2,150,000	2,172,190
Citigroup Inc U.S. SOFR Index + 0.87%, 4.5092% 3/4/2029 (c)(d)	3,181,000	3,187,590
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7227% 5/7/2028 (c)(d)(e)	9,654,000	9,695,886
Citigroup Inc U.S. SOFR Index + 1.28%, 4.8479% 2/24/2028 (c)(d)	3,451,000	3,468,800
Fifth Third Bank OH U.S. SOFR Index + 0.81%, 4.4116% 1/28/2028 (c)(d)	1,075,000	1,075,502
HSBC USA Inc U.S. SOFR Index + 0.96%, 4.6009% 3/4/2027 (c)(d)	5,905,000	5,932,161
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3375% 4/12/2028 (c)(d)	3,190,000	3,191,132
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 4.4047% 1/24/2029 (c)(d)(e)	8,727,000	8,758,109
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 4.4668% 10/22/2028 (c)(d)(e)	6,911,000	6,940,242
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.5268% 4/22/2028 (c)(d)(e)	5,882,000	5,903,822
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.5368% 7/22/2028 (c)(d)(e)	3,450,000	3,464,407
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 4.8058% 1/23/2028 (c)(d)(e)	7,979,000	8,014,647
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 4.4891% 5/26/2028 (c)(d)	7,390,000	7,407,111
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.5175% 1/12/2029 (c)(d)	5,535,000	5,557,195
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 4.5585% 7/14/2028 (c)(d)	8,300,000	8,341,168
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 4.6985% 1/14/2028 (c)(d)	10,043,000	10,075,502
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	3,790,000	3,795,345
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	2,400,000	2,405,015
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2234% 1/26/2029 (c)(d)	4,541,000	4,542,544
Santander Holdings USA Inc U.S. SOFR Index + 1.61%, 5.2399% 3/20/2029 (c)(d)	3,179,000	3,212,272
Truist Bank U.S. SOFR Index + 0.66%, 4.2634% 1/27/2029 (c)(d)	4,360,000	4,356,951
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.66%, 4.2124% 5/20/2029 (c)(d)	1,750,000	1,749,851
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 4.2968% 10/22/2027 (c)(d)	5,315,000	5,318,136
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.3847% 1/24/2028 (c)(d)	700,000	701,025
Wells Fargo & Co U.S. SOFR Index + 0.88%, 4.5142% 9/15/2029 (c)(d)	3,420,000	3,431,255
Wells Fargo & Co U.S. SOFR Index + 1.07%, 4.6768% 4/22/2028 (c)(d)	9,759,000	9,799,549
Wells Fargo & Co U.S. SOFR Index + 1.37%, 4.9758% 4/23/2029 (c)(d)	11,905,000	12,044,678
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 4.6988% 12/11/2026 (c)(d)	2,750,000	2,760,702
		200,384,575
Capital Markets - 6.6%
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.5189% 1/7/2027 (b)(c)(d)	5,100,000	5,104,265
Athene Global Funding U.S. SOFR Averages Index + 0.95%, 4.5886% 3/6/2028 (b)(c)(d)(e)	5,914,000	5,911,972
Athene Global Funding U.S. SOFR Averages Index + 1%, 4.6319% 9/18/2028 (b)(c)(d)	1,175,000	1,172,830
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 4.8388% 3/25/2027 (b)(c)(d)	1,550,000	1,555,417
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	5,077,000	5,080,757
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4409% 7/21/2028 (c)(d)	3,949,000	3,958,739
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 4.6932% 3/3/2027 (c)(d)	4,601,000	4,623,085
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	2,631,000	2,627,367
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 5.6817% 10/28/2027 (c)(d)	3,876,000	3,899,636
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3209% 1/21/2029 (c)(d)	10,010,000	10,009,700
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 4.4572% 9/10/2027 (c)(d)	4,265,000	4,267,762
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.5309% 10/21/2027 (c)(d)	5,530,000	5,538,136
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.5309% 10/21/2029 (c)(d)	6,065,000	6,088,559
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.08%, 4.6816% 1/28/2031 (c)(d)	1,000,000	1,004,214
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 4.6879% 2/24/2028 (c)(d)	1,923,000	1,931,785
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (c)(d)(e)	2,180,000	2,195,037
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 5.4842% 3/15/2028 (c)(d)	3,380,000	3,412,926
Morgan Stanley U.S. SOFR Averages Index + 0.97%, 4.5856% 4/10/2030 (c)(d)	1,430,000	1,432,320
Morgan Stanley U.S. SOFR Index + 0.8%, 4.4191% 1/9/2030 (c)(d)	9,020,000	9,000,170
Morgan Stanley U.S. SOFR Index + 0.92%, 4.5294% 10/18/2029 (c)(d)(e)	4,200,000	4,215,288
Morgan Stanley U.S. SOFR Index + 1.02%, 4.6391% 4/13/2028 (c)(d)	10,747,000	10,779,478
Morgan Stanley U.S. SOFR Index + 1.38%, 4.9991% 4/12/2029 (c)(d)	1,858,000	1,880,203
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4964% 9/2/2027 (b)(c)(d)	3,120,000	3,118,499
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.0781% 11/25/2026 (c)(d)	6,427,000	6,432,977
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	870,000	873,674
		106,114,796
Consumer Finance - 4.9%
American Express Co U.S. SOFR Averages Index + 0.65%, 4.2386% 11/4/2026 (c)(d)	5,690,000	5,697,454
American Express Co U.S. SOFR Averages Index + 0.97%, 4.5716% 7/28/2027 (c)(d)	1,830,000	1,831,704
American Express Co U.S. SOFR Averages Index + 1%, 4.5535% 2/16/2028 (c)(d)	1,042,000	1,045,515
American Express Co U.S. SOFR Index + 0.59%, 4.1571% 2/9/2029 (c)(d)	3,000,000	3,003,270
American Express Co U.S. SOFR Index + 0.85%, 4.4227% 7/20/2029 (c)(d)	10,880,000	10,907,200
American Express Co U.S. SOFR Index + 0.93%, 4.5334% 7/26/2028 (c)(d)	3,930,000	3,944,834
American Express Co U.S. SOFR Index + 1.02%, 4.6123% 1/30/2031 (c)(d)	870,000	875,135
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.0355% 11/5/2026 (c)(d)	2,800,000	2,805,151
Ford Motor Credit Co LLC U.S. SOFR Index + 2.03%, 5.6599% 3/20/2028 (c)(d)	2,060,000	2,079,270
John Deere Capital Corp U.S. SOFR Index + 0.5%, 4.1458% 3/6/2028 (c)(d)	14,068,000	14,082,448
John Deere Capital Corp U.S. SOFR Index + 0.68%, 4.3006% 7/15/2027 (c)(d)	8,122,000	8,154,165
Stellantis Financial Services US Corp U.S. SOFR Index + 1.69%, 5.3242% 9/15/2028 (b)(c)(d)	2,300,000	2,310,493
Toyota Motor Credit Corp 4.2846% 3/13/2029 (d)	2,860,000	2,864,575
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.0675% 1/12/2028 (c)(d)	2,710,000	2,712,563
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.06% 6/9/2027 (c)(d)	2,609,000	2,611,923
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 4.2805% 3/19/2027 (c)(d)	8,365,000	8,387,728
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.2693% 5/14/2027 (c)(d)	6,208,000	6,232,432
Toyota Motor Credit Corp U.S. SOFR Index + 0.72%, 4.3597% 9/5/2028 (c)(d)	100,000	100,481
		79,646,341
Financial Services - 1.1%
Fidelity National Information Services Inc U.S. SOFR Index + 1.21%, 4.8472% 3/10/2029 (c)(d)(e)	3,000,000	3,009,000
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.0742% 3/15/2028 (c)(d)	2,060,000	2,060,352
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 4.3855% 2/5/2027 (c)(d)(e)	3,128,000	3,135,886
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 4.4542% 9/16/2027 (c)(d)	6,005,000	6,032,728
PayPal Holdings Inc U.S. SOFR Index + 0.67%, 4.3086% 3/6/2028 (c)(d)	3,570,000	3,577,241
		17,815,207
Insurance - 4.3%
Corebridge Global Funding U.S. SOFR Index + 0.75%, 4.3698% 1/7/2028 (b)(c)(d)	379,000	377,868
Corebridge Global Funding U.S. SOFR Index + 0.86%, 4.4942% 12/15/2028 (b)(c)(d)	3,510,000	3,500,061
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5279% 6/9/2027 (b)(c)(d)	875,000	876,514
Jackson National Life Global Funding U.S. SOFR Index + 0.95%, 4.5851% 9/12/2028 (b)(c)(d)	1,740,000	1,733,603
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.5881% 1/14/2028 (b)(c)(d)	2,000,000	1,996,802
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 4.2726% 11/8/2027 (c)(d)(e)	2,751,000	2,763,614
MassMutual Global Funding II U.S. SOFR Index + 0.68%, 4.2703% 8/1/2028 (b)(c)(d)	3,790,000	3,794,806
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 4.3577% 4/9/2027 (b)(c)(d)	3,242,000	3,252,731
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 4.3649% 1/29/2027 (b)(c)(d)	7,400,000	7,420,934
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 4.3356% 6/11/2027 (b)(c)(d)	4,900,000	4,917,436
Metropolitan Life Global Funding I U.S. SOFR Index + 0.7%, 4.2679% 8/25/2028 (b)(c)(d)	1,950,000	1,950,241
New York Life Global Funding U.S. SOFR Index + 0.41%, 3.9955% 2/5/2027 (b)(c)(d)	1,350,000	1,350,692
New York Life Global Funding U.S. SOFR Index + 0.55%, 4.1856% 6/11/2027 (b)(c)(d)(e)	4,347,000	4,354,944
New York Life Global Funding U.S. SOFR Index + 0.66%, 4.2634% 7/25/2028 (b)(c)(d)	2,253,000	2,254,968
New York Life Global Funding U.S. SOFR Index + 0.67%, 4.2952% 4/2/2027 (b)(c)(d)	7,300,000	7,307,285
New York Life Global Funding U.S. SOFR Index + 0.88%, 4.4834% 4/25/2028 (b)(c)(d)	3,400,000	3,421,662
Northwestern Mutual Global Funding U.S. SOFR Index + 0.66%, 4.2279% 8/25/2028 (b)(c)(d)	1,175,000	1,176,938
Pacific Life Global Funding II U.S. SOFR Index + 0.48%, 4.0686% 2/4/2027 (b)(c)(d)	1,750,000	1,752,207
Pacific Life Global Funding II U.S. SOFR Index + 0.58%, 4.2099% 12/20/2027 (b)(c)(d)	2,000,000	2,001,792
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.2034% 1/27/2028 (b)(c)(d)	2,000,000	1,999,085
Pacific Life Global Funding II U.S. SOFR Index + 0.75%, 4.3673% 7/10/2028 (b)(c)(d)	4,680,000	4,690,459
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 4.4355% 2/5/2027 (b)(c)(d)	500,000	501,543
Principal Life Global Funding II U.S. SOFR Index + 0.81%, 4.3635% 8/18/2028 (b)(c)(d)	2,660,000	2,662,215
Protective Life Global Funding U.S. SOFR Index + 0.85%, 4.4856% 9/11/2028 (b)(c)(d)	4,120,000	4,128,817
		70,187,217
TOTAL FINANCIALS		474,148,136
Health Care - 3.4%
Biotechnology - 0.3%
AbbVie Inc 4.1209% 3/3/2028 (d)	4,823,000	4,832,899
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories U.S. SOFR Averages Index + 0.5%, 4.1378% 3/9/2029 (c)(d)	7,800,000	7,798,986
Health Care Providers & Services - 0.1%
HCA Inc U.S. SOFR Index + 0.87%, 4.5135% 3/1/2028 (c)(d)	2,000,000	2,004,777
Pharmaceuticals - 2.5%
Eli Lilly & Co U.S. SOFR Averages Index + 0.46%, 4.0034% 5/20/2029 (c)(d)	4,000,000	4,002,400
Eli Lilly & Co U.S. SOFR Index + 0.53%, 4.1476% 10/15/2028 (c)(d)	5,544,000	5,561,359
Merck & Co Inc U.S. SOFR Index + 0.57%, 4.2042% 3/15/2029 (c)(d)	6,905,000	6,924,748
Novartis Capital Corp U.S. SOFR Index + 0.52%, 4.1055% 11/5/2028 (c)(d)	6,275,000	6,285,622
Pfizer Inc U.S. SOFR Index + 0.5%, 4.0562% 11/15/2027 (c)(d)	4,206,000	4,216,931
Roche Holdings Inc U.S. SOFR Index + 0.74%, 4.302% 11/13/2026 (b)(c)(d)	3,595,000	3,603,340
Sanofi SA U.S. SOFR Index + 0.46%, 4.0486% 11/3/2027 (c)(d)	10,071,000	10,094,575
		40,688,975
TOTAL HEALTH CARE		55,325,637
Industrials - 1.9%
Aerospace & Defense - 0.2%
Honeywell Aerospace Inc 4.2642% 3/16/2029 (b)(d)(e)	3,365,000	3,356,780
Machinery - 1.7%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	1,500,000	1,500,392
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.1633% 3/3/2028 (c)(d)	7,063,000	7,069,176
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.1162% 11/15/2027 (c)(d)	8,830,000	8,851,364
Caterpillar Financial Services Corp U.S. SOFR Index + 0.64%, 4.1962% 8/15/2028 (c)(d)	9,449,000	9,485,851
		26,906,783
TOTAL INDUSTRIALS		30,263,563
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.0862% 11/15/2027 (c)(d)	3,382,000	3,385,144
Software - 0.4%
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (c)(d)	2,000,000	1,996,760
Oracle Corp U.S. SOFR Index + 0.76%, 4.3486% 8/3/2028 (c)(d)(e)	4,471,000	4,435,967
		6,432,727
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co U.S. SOFR Index + 0.96%, 4.5947% 9/15/2028 (c)(d)	3,151,000	3,165,526
TOTAL INFORMATION TECHNOLOGY		12,983,397
Real Estate - 0.2%
Specialized REITs - 0.2%
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 4.3169% 4/16/2027 (c)(d)	4,449,000	4,456,603
Utilities - 0.7%
Electric Utilities - 0.6%
Consolidated Edison Co of New York Inc U.S. SOFR Averages Index + 0.52%, 4.0735% 11/18/2027 (c)(d)(e)	3,104,000	3,109,332
Georgia Power Co U.S. SOFR Averages Index + 0.28%, 3.9142% 9/15/2026 (c)(d)	2,250,000	2,250,064
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 4.3886% 2/4/2028 (c)(d)	3,686,000	3,701,876
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 4.4572% 6/10/2026 (c)(d)	800,000	800,104
		9,861,376
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation LLC U.S. SOFR Index + 0.6%, 4.2187% 1/8/2028 (c)(d)	1,531,000	1,530,234
TOTAL UTILITIES		11,391,610
TOTAL UNITED STATES		732,033,146
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,395,522,327)		1,397,108,080

U.S. Treasury Obligations - 12.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.5% 2/15/2036	4.30	4,470,000	4,519,414
US Treasury Notes 3.875% 8/15/2033	3.76 to 4.91	18,260,000	17,782,815
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.42	28,688,000	27,741,706
US Treasury Notes 4% 11/15/2035	3.95 to 4.42	24,120,000	23,328,563
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	16,200,000	15,851,320
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.31	8,095,000	7,896,420
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.62	14,210,000	14,086,218
US Treasury Notes 4.25% 5/15/2035	4.14 to 4.59	20,057,000	19,832,926
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.44	21,205,000	20,944,079
US Treasury Notes 4.375% 5/15/2034	4.01 to 4.49	14,351,000	14,383,514
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.47	8,450,000	8,406,430
US Treasury Notes 4.5% 11/15/2033	3.97 to 4.50	14,510,000	14,681,173
US Treasury Notes 4.625% 2/15/2035	3.97 to 4.30	7,270,000	7,396,088
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,802,318)			196,850,666

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.67	24,309,913	24,314,775
Fidelity Securities Lending Cash Central Fund (g)(h)	3.67	1,652,626	1,652,791
TOTAL MONEY MARKET FUNDS (Cost $25,967,566)			25,967,566

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,620,292,211)	1,619,926,312
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,319,013)
NET ASSETS - 100.0%	1,618,607,299

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $478,470,790 or 29.6% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,092,714.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,101,498	191,598,174	174,384,916	219,606	19	-	24,314,775	24,309,913	0.0%
Fidelity Securities Lending Cash Central Fund	4,272,500	33,849,836	36,469,714	11,891	169	-	1,652,791	1,652,626	0.0%
Total	11,373,998	225,448,010	210,854,630	231,497	188	-	25,967,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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